Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Defined Contribution Plans

FDC maintains defined contribution savings plans covering virtually all of the Company’s U.S. employees and defined contribution pension plans for international employees primarily in the United Kingdom and Australia. The plans provide tax-deferred amounts for each participant, consisting of employee elective contributions, Company matching and discretionary Company contributions. As of January 1, 2014, the Company suspended matching contributions for all U.S. participants. As a result, the U.S. Plan is no longer a safe harbor plan.

The following table presents the aggregate amounts charged to expense in connection with these plans:

Year ended December 31, (in millions)	Amount
2014	$15
2013	46
2012	45

Defined Benefit Plans

The Company has defined benefit pension plans which are frozen and covers certain full-time employees in the United Kingdom and the U.S. The Company also has separate plans covering certain employees located primarily in Germany, Greece, and Austria.

The Company uses December 31 as the measurement date for its plans.

The following table provides a reconciliation of the changes in the plans’ projected benefit obligations and fair value of assets for the years ended December 31, 2014 and 2013, as well as a statement of the funded status as of the respective period ends.

	As of December 31,
(in millions)	2014	2013
Change in benefit obligation
Benefit obligation at beginning of period	$909	$909
Service costs	5	3
Interest costs	41	37
U.K. plan benefit curtailment gain	—	(11)
Actuarial loss (gain)	142	(10)
Benefits paid	(33)	(31)
Foreign currency translation	(44)	12
Benefit obligation at end of period	1,020	909
Change in plan assets
Fair value of plan assets at the beginning of period	910	806
Actual return on plan assets	153	82
Company contributions	15	37
Benefits paid	(33)	(30)
Foreign currency translation	(46)	15
Fair value of plan assets at end of period	999	910
Funded status of the plans	$(21)	$1

	As of December 31,
(in millions)	2014	2013
U.K. plan:
Plan benefit obligations	$(755)	$(682)
Fair value of plan assets	836	756
Net pension assets (a)	81	74

U.S. and other foreign plans:
Plan benefit obligations	(265)	(227)
Fair value of plan assets	163	154
Net pension liabilities (b)	(102)	(73)
Funded status of the plans	$(21)	$1

(a)	Pension assets are included in “Other long-term assets” of the consolidated balance sheets.

(b)	Pension liabilities are included in “Other long-term liabilities” of the consolidated balance sheets.

The accumulated benefit obligation for all defined benefit pension plans was $1.0 billion and $909 million as of December 31, 2014 and 2013, respectively.

The following table summarizes the activity in other comprehensive income, net of tax:

	Year ended December 31,
(in millions)	2014	2013	2012
Total unrecognized loss included in accumulated other comprehensive income at the beginning of period	$(87)	$(127)	$(88)
Unrecognized (loss) gain arising during the period	(38)	31	(40)
U.K. plan curtailment gain	—	7	—
Amortization of deferred losses to net periodic benefit expense (a)	2	2	1
Total unrecognized loss included in accumulated other comprehensive income at end of period	$(123)	$(87)	$(127)

(a)	Expected amortization of deferred losses to net periodic benefit expense in 2015 is $3 million pretax.

Amounts recorded in other comprehensive income represent unrecognized net actuarial gains and losses. The Company does not have net transition assets or obligations.

The following table provides the components of net periodic benefit cost for the plans:

	Year ended December 31,
(in millions)	2014	2013	2012
Service costs	$5	$3	$5
Interest costs	41	37	38
Expected return on plan assets	(50)	(44)	(45)
Amortization	2	4	2
Net periodic benefit expense	$(2)	$—	$—

Assumptions The weighted-average rate assumptions used in the measurement of the Company’s benefit obligations are as follows:

	As of December 31,
	2014	2013	2012
Discount rate	3.67%	4.56%	4.29%
Rate of compensation increase (a)	1.89%	1.70%	3.95%

(a)	The rate of compensation increases generally apply to active plans.

The weighted-average rate assumptions used in the measurement of the Company’s net cost were as follows:

	Year ended December 31,
	2014	2013	2012
Discount rate	4.27%	4.06%	4.71%
Expected long-term return on plan assets	5.47%	5.55%	6.11%
Rate of compensation increase (a)	2.08%	1.96%	3.60%

(a)	The rate of compensation increases generally apply to active plans.

The Company employs a building block approach in determining the long-term rate of return for plan assets with proper consideration of diversification and re-balancing. Historical markets are studied and long-term historical relationships between equities and fixed-income securities are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. Peer data and historical returns are reviewed to check for reasonableness and appropriateness. All assumptions are the responsibility of management.

Plan assets The Company employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and plan funded status. The investment portfolio contains a diversified blend of equity and fixed-income investments. Furthermore, equity investments are diversified across U.S. and global equity investments. In addition, private equity securities comprise a very small part of the equity allocation. The fixed income allocation is a combination of fixed income investment strategies designed to contribute to the total rate of return of all plan assets while minimizing risk and supporting the duration of plan liabilities. The Company's pension plan target allocation for the U.S. plans based on the investment policy as of December 31, 2014 was 40% equity securities and 60% debt securities.

Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies. The general philosophy of the Benefit Committee in setting the allocation percentages for the domestic plan is to adhere to the appropriate allocation mix necessary to support the underlying plan liabilities as influenced significantly by the demographics of the participants and the frozen nature of the plan.

The goal of the Board of Trustees of the United Kingdom plan is the acquisition of secure assets of appropriate liquidity, which are expected to generate income and capital growth to meet, together with new contributions from the Company, the cost of current and future benefits, as set out in the Trust Deed and Rules. The Trustees, together with the plan’s consultants and actuaries, further design the asset allocation to limit the risk of the assets failing to meet the liabilities over the long term. The Trustees approach to the investment strategy is to allocate the assets into two pools: 1) Off-risk assets whereby the focus is risk management, protection, and insurance relative to the liability target invested in, but not limited to, debt, United Kingdom government bonds, and United Kingdom government index-linked bonds; and 2) On-risk assets whereby the focus is on return generation and taking risk in a controlled manner. Such assets could include equities, government bonds, high-yield bonds, property, commodities, or hedge funds. The target allocation for this plan is 40% off-risk assets and 60% on-risk assets.

Fair value measurements Financial instruments included in plan assets carried and measured at fair value on a recurring basis are classified in the table below:

	As of December 31, 2014
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents	$9	$—	$—	$9
Registered investment companies:
Cash management fund	1	—	—	1
Equity funds	65	—	—	65
Fixed income funds	—	266	—	266
Fixed income securities	—	48	—	48
Private investment funds—redeemable (a)	165	441	—	606
Insurance annuity contracts	—	—	4	4
Total investments at fair value	$240	$755	$4	$999

(a)	39% of portfolio is invested in equity index funds, 44% in fixed income investments, 6% in cash and cash equivalents, and 11% in other investments.

	As of December 31, 2013
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents	$1	$—	$—	$1
Registered investment companies:
Cash management fund	3	—	—	3
Equity funds	69	—	—	69
Fixed income securities	—	40	—	40
Private investment funds—redeemable (a)	—	793	—	793
Insurance annuity contracts	—	—	4	4
Total investments at fair value	$73	$833	$4	$910

(a)	35% of portfolio is invested in equity index funds, 61% in fixed income investments, 3% in cash and cash equivalents, and 1% in other investments.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(in millions)	Insurance annuity contracts
Beginning balance as of January 1, 2013	$3
Actual return on plan assets	1
Settlements	—
Ending balance as of December 31, 2013	4
Actual return on plan assets	—
Settlements	—
Ending balance as of December 31, 2014	$4

Registered investment companies The Company’s domestic and United Kingdom plans have investments in shares of mutual funds, primarily large cap, international, and global equity funds, that are registered with the Securities and Exchange Commission. Prices of these funds are based on Net Asset Values (NAV) calculated by the funds and are publicly reported on national exchanges. The plan measures fair value of these investments using the NAV provided by the fund managers.

Fixed income securities The Company’s domestic plan has investments in several fixed income securities, primarily corporate bonds. The bonds were valued under a market approach using observable inputs including reported trades, benchmark yields, broker/dealer quotes, issuer spreads, and other standard inputs.

Private investment funds—redeemable The Company’s domestic and United Kingdom plans are invested in shares or units of several private investment funds, not the underlying assets. Redeemable private investment funds include collective trusts, comingled funds, pooled funds, limited partnerships, and limited liability corporations. The funds calculate NAV on a periodic basis and are available only from the fund managers. Private investment funds are redeemable at the NAV.

Insurance annuity contracts The Company’s United Kingdom Plan is invested in several insurance annuity contracts. The value of these contracts is calculated by estimating future payments and discounting them to present value. As a result, there is no market for the Plan to exit these investments.

Contributions Contributions to the plans in 2015 are expected to be approximately $14 million.

The estimated future benefit payments, which reflect expected future service, are expected to be as follows:

Year ended December 31, (in millions)	Amount

2015	$29
2016	30
2017	31
2018	33
2019	34
2020-2024	186

The Company’s post-retirement health care and other insurance benefits for retired employees are limited and immaterial.